UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® 130/30
Large Cap Fund

August 31, 2009

1.859201.101

FLC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (d) - 126.6%
	Shares	Value
COMMON STOCKS - 126.6%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	4,300	$ 75,895
Hotels, Restaurants & Leisure - 2.0%
P.F. Chang's China Bistro, Inc. (a)	7,000	223,370
Wyndham Worldwide Corp.	26,400	399,960
		623,330
Household Durables - 1.1%
La-Z-Boy, Inc.	26,800	226,996
Whirlpool Corp.	1,600	102,736
		329,732
Internet & Catalog Retail - 1.4%
Priceline.com, Inc. (a)	2,900	446,542
Media - 1.9%
CBS Corp. Class B	15,600	161,460
Comcast Corp. Class A	5,200	79,664
Time Warner Cable, Inc.	4,500	166,140
Virgin Media, Inc.	14,400	164,592
		571,856
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	4,100	173,430
Genesco, Inc. (a)	13,300	291,270
Jos. A. Bank Clothiers, Inc. (a)	3,500	154,035
RadioShack Corp.	5,100	77,163
		695,898
Textiles, Apparel & Luxury Goods - 5.9%
G-III Apparel Group Ltd. (a)	21,100	315,445
Hanesbrands, Inc. (a)	15,600	328,536
Phillips-Van Heusen Corp.	8,200	309,796
Polo Ralph Lauren Corp. Class A	4,400	292,072
VF Corp.	8,300	577,348
		1,823,197
TOTAL CONSUMER DISCRETIONARY		4,566,450
CONSUMER STAPLES - 12.2%
Beverages - 6.4%
Coca-Cola Enterprises, Inc.	38,000	767,980
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	363,834
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc. (a)	5,900	$ 155,996
Molson Coors Brewing Co. Class B	14,700	696,486
		1,984,296
Food Products - 2.8%
Bunge Ltd.	6,200	415,462
TreeHouse Foods, Inc. (a)	4,100	151,905
Tyson Foods, Inc. Class A	25,700	308,143
		875,510
Household Products - 1.4%
Energizer Holdings, Inc. (a)	1,700	111,231
Kimberly-Clark Corp.	5,300	320,438
		431,669
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	8,600	148,350
Tobacco - 1.1%
Lorillard, Inc.	4,500	327,465
TOTAL CONSUMER STAPLES		3,767,290
ENERGY - 13.9%
Energy Equipment & Services - 5.9%
ENSCO International, Inc.	4,100	151,290
National Oilwell Varco, Inc. (a)	8,400	305,340
Noble Corp.	21,000	735,630
Transocean Ltd. (a)	8,400	637,056
		1,829,316
Oil, Gas & Consumable Fuels - 8.0%
Berry Petroleum Co. Class A	3,400	76,738
Chesapeake Energy Corp.	3,300	75,372
Chevron Corp.	19,100	1,335,855
Marathon Oil Corp.	29,100	898,317
Massey Energy Co.	2,800	75,824
		2,462,106
TOTAL ENERGY		4,291,422
FINANCIALS - 15.6%
Capital Markets - 5.0%
BlackRock, Inc. Class A	3,000	598,710
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	22,500	$ 651,600
Waddell & Reed Financial, Inc. Class A	11,500	305,095
		1,555,405
Diversified Financial Services - 3.3%
Fifth Street Finance Corp.	4,300	44,247
JPMorgan Chase & Co.	22,300	969,158
		1,013,405
Insurance - 6.8%
Endurance Specialty Holdings Ltd.	9,000	310,230
Genworth Financial, Inc. Class A	19,700	208,032
Lincoln National Corp.	6,700	169,108
Loews Corp.	2,400	81,960
MetLife, Inc.	8,700	328,512
The Travelers Companies, Inc.	19,700	993,274
		2,091,116
Real Estate Investment Trusts - 0.0%
ProLogis Trust	600	6,672
Real Estate Management & Development - 0.5%
Forestar Group, Inc. (a)	11,800	170,392
TOTAL FINANCIALS		4,836,990
HEALTH CARE - 18.6%
Biotechnology - 1.1%
PDL BioPharma, Inc.	38,200	345,710
Health Care Equipment & Supplies - 2.5%
Cooper Companies, Inc.	16,500	450,780
Hospira, Inc. (a)	8,200	320,538
		771,318
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	35,200	750,112
CIGNA Corp.	2,800	82,404
Community Health Systems, Inc. (a)	6,200	190,774
Health Management Associates, Inc. Class A (a)	30,300	209,373
Humana, Inc. (a)	19,400	692,580
McKesson Corp.	5,700	324,102
Tenet Healthcare Corp. (a)	75,200	350,432
		2,599,777
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	6,800	$ 307,428
Pharmaceuticals - 5.6%
Endo Pharmaceuticals Holdings, Inc. (a)	4,400	99,308
King Pharmaceuticals, Inc. (a)	64,800	672,624
Mylan, Inc. (a)	6,100	89,487
Pfizer, Inc.	38,300	639,610
Sepracor, Inc. (a)	8,800	159,720
Watson Pharmaceuticals, Inc. (a)	2,300	81,167
		1,741,916
TOTAL HEALTH CARE		5,766,149
INDUSTRIALS - 16.0%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc. (a)	2,000	154,560
Goodrich Corp.	4,100	226,156
Precision Castparts Corp.	600	54,768
		435,484
Air Freight & Logistics - 0.5%
Dynamex, Inc. (a)	9,700	159,177
Airlines - 0.5%
Allegiant Travel Co. (a)	3,900	152,841
Commercial Services & Supplies - 1.1%
R.R. Donnelley & Sons Co.	9,400	167,696
The Brink's Co.	5,900	155,465
		323,161
Electrical Equipment - 1.2%
A.O. Smith Corp.	4,000	152,200
Thomas & Betts Corp. (a)	8,300	229,827
		382,027
Industrial Conglomerates - 4.0%
Carlisle Companies, Inc.	9,600	316,704
Tyco International Ltd.	28,500	903,165
		1,219,869
Machinery - 5.5%
Crane Co.	6,900	161,943
Cummins, Inc.	3,500	158,620
Ingersoll-Rand Co. Ltd.	10,700	330,523
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	17,300	$ 748,052
Oshkosh Co.	9,200	309,120
		1,708,258
Professional Services - 0.9%
Manpower, Inc.	5,200	268,840
Road & Rail - 0.9%
Con-way, Inc.	3,400	141,984
Landstar System, Inc.	4,300	149,941
		291,925
TOTAL INDUSTRIALS		4,941,582
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 4.9%
3Com Corp. (a)	15,000	65,250
ADC Telecommunications, Inc. (a)	14,538	123,718
CommScope, Inc. (a)	3,100	83,576
Plantronics, Inc.	3,300	78,837
Starent Networks Corp. (a)	13,800	279,312
Tellabs, Inc. (a)	140,400	890,136
		1,520,829
Computers & Peripherals - 7.8%
Hewlett-Packard Co.	22,500	1,010,025
Seagate Technology	29,900	414,115
Western Digital Corp. (a)	28,700	983,836
		2,407,976
Electronic Equipment & Components - 2.8%
Flextronics International Ltd. (a)	38,000	225,340
Ingram Micro, Inc. Class A (a)	8,900	149,164
Jabil Circuit, Inc.	21,000	229,950
SYNNEX Corp. (a)	2,700	80,055
Tyco Electronics Ltd.	7,100	162,022
		846,531
IT Services - 3.2%
Fidelity National Information Services, Inc.	24,700	606,632
Metavante Technologies, Inc. (a)	11,800	371,818
		978,450
Semiconductors & Semiconductor Equipment - 0.3%
Fairchild Semiconductor International, Inc. (a)	10,000	100,600
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.3%
Quest Software, Inc. (a)	16,500	$ 272,085
Sybase, Inc. (a)	9,100	317,135
Synopsys, Inc. (a)	20,600	437,338
		1,026,558
TOTAL INFORMATION TECHNOLOGY		6,880,944
MATERIALS - 3.3%
Chemicals - 1.6%
Terra Industries, Inc.	16,500	513,315
Containers & Packaging - 1.7%
Ball Corp.	3,500	169,610
Crown Holdings, Inc. (a)	6,500	161,395
Owens-Illinois, Inc. (a)	5,600	190,064
		521,069
TOTAL MATERIALS		1,034,384
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
Qwest Communications International, Inc.	75,200	269,968
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	87,600	320,616
TOTAL TELECOMMUNICATION SERVICES		590,584
UTILITIES - 8.0%
Gas Utilities - 0.3%
Energen Corp.	2,000	83,980
Independent Power Producers & Energy Traders - 4.7%
AES Corp.	33,700	460,679
Constellation Energy Group, Inc.	10,700	338,655
NRG Energy, Inc. (a)	24,900	668,565
		1,467,899
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
UTILITIES - continued
Multi-Utilities - 3.0%
CMS Energy Corp.	34,900	$ 468,009
Sempra Energy	9,100	456,547
		924,556
TOTAL UTILITIES		2,476,435
TOTAL COMMON STOCKS (Cost $35,786,770)		39,152,230
TOTAL LONG STOCK POSITIONS - 126.6% (Cost $35,786,770)		39,152,230
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 9/24/09 (b) (Cost $24,998)	$ 25,000	24,998
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.33% (c) (Cost $97,037)	97,037	97,037
TOTAL INVESTMENT PORTFOLIO - 127.0% (Cost $35,908,805)		39,274,265
TOTAL SECURITIES SOLD SHORT - (26.9)% (Proceeds $7,519,794)		(8,309,588)
NET OTHER ASSETS - (0.1)%		(36,297)
NET ASSETS - 100%		$ 30,928,380
SHORT STOCK POSITIONS - (26.9)%
Shares	Value
COMMON STOCKS - (26.9)%
CONSUMER DISCRETIONARY - (2.9)%
Hotels, Restaurants & Leisure - (0.8)%
Morgans Hotel Group Co.	(51,800)	$ (255,374)
Textiles, Apparel & Luxury Goods - (2.1)%
K-Swiss, Inc. Class A	(30,800)	(296,912)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(35,000)	(351,750)
		(648,662)
TOTAL CONSUMER DISCRETIONARY	(904,036)
FINANCIALS - (2.1)%
Real Estate Investment Trusts - (1.1)%
Boston Properties, Inc.	(5,300)	(321,074)
Real Estate Management & Development - (1.0)%
The St. Joe Co.	(9,500)	(311,600)
TOTAL FINANCIALS		(632,674)
HEALTH CARE - (5.4)%
Biotechnology - (0.8)%
Arena Pharmaceuticals, Inc.	(50,000)	(232,500)
Health Care Equipment & Supplies - (2.3)%
Becton, Dickinson & Co.	(2,400)	(167,088)
Gen-Probe, Inc.	(7,100)	(273,705)
Masimo Corp.	(10,500)	(263,760)
		(704,553)
Health Care Providers & Services - (0.5)%
Cardinal Health, Inc.	(4,500)	(155,610)
Health Care Technology - (0.8)%
Eclipsys Corp.	(15,000)	(251,400)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - (1.0)%
Covance, Inc.	(3,200)	$ (169,920)
Pharmaceutical Product Development, Inc.	(7,500)	(150,825)
		(320,745)
TOTAL HEALTH CARE		(1,664,808)
INDUSTRIALS - (6.5)%
Airlines - (2.7)%
Continental Airlines, Inc. Class B	(21,900)	(290,613)
Delta Air Lines, Inc.	(36,400)	(262,808)
Southwest Airlines Co.	(34,200)	(279,756)
		(833,177)
Machinery - (3.0)%
Cascade Corp.	(12,400)	(315,952)
Kaydon Corp.	(9,600)	(320,448)
RBC Bearings, Inc.	(14,000)	(308,000)
		(944,400)
Trading Companies & Distributors - (0.8)%
Applied Industrial Technologies, Inc.	(12,000)	(247,560)
TOTAL INDUSTRIALS		(2,025,137)
INFORMATION TECHNOLOGY - (3.6)%
Electronic Equipment & Components - (1.9)%
Cogent, Inc.	(29,300)	(307,650)
FARO Technologies, Inc.	(15,900)	(270,459)
		(578,109)
Internet Software & Services - (0.9)%
comScore, Inc.	(20,000)	(278,200)
IT Services - (0.8)%
Paychex, Inc.	(9,200)	(260,268)
TOTAL INFORMATION TECHNOLOGY		(1,116,577)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
MATERIALS - (0.6)%
Chemicals - (0.6)%
Monsanto Co.	(2,100)	$ (176,148)
TELECOMMUNICATION SERVICES - (1.4)%
Wireless Telecommunication Services - (1.4)%
Leap Wireless International, Inc.	(9,600)	(158,304)
MetroPCS Communications, Inc.	(35,400)	(281,784)
		(440,088)
UTILITIES - (4.4)%
Electric Utilities - (3.0)%
Allete, Inc.	(9,000)	(304,290)
Duke Energy Corp.	(12,500)	(193,625)
Pepco Holdings, Inc.	(18,500)	(265,105)
Southern Co.	(4,900)	(152,880)
		(915,900)
Independent Power Producers & Energy Traders - (0.9)%
Dynegy, Inc. Class A	(146,400)	(278,160)
Multi-Utilities - (0.5)%
SCANA Corp.	(4,500)	(156,060)
TOTAL UTILITIES		(1,350,120)
TOTAL SHORT STOCK POSITIONS - (26.9)% (Proceeds $7,519,794)		$ (8,309,588)
Futures Contracts
Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 152,956	$ (1,264)

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,998.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Securities are pledged with broker as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,202
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,566,450	$ 4,566,450	$ -	$ -
Consumer Staples	3,767,290	3,767,290	-	-
Energy	4,291,422	4,291,422	-	-
Financials	4,836,990	4,836,990	-	-
Health Care	5,766,149	5,766,149	-	-
Industrials	4,941,582	4,941,582	-	-
Information Technology	6,880,944	6,880,944	-	-
Materials	1,034,384	1,034,384	-	-
Telecommunication Services	590,584	590,584	-	-
Utilities	2,476,435	2,476,435	-	-
Money Market Funds	97,037	97,037	-	-
Short Positions	(8,309,588)	(8,309,588)	-	-
U.S. Government and Government Agency Obligations	24,998	-	24,998	-
Total Investments in Securities:	$ 30,964,677	$ 30,939,679	$ 24,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,264)	$ (1,264)	$ -	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $36,443,604. Net unrealized appreciation aggregated $2,830,661, of which $4,183,069 related to appreciated investment securities and $1,352,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859223.101

AFLC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (d) - 126.6%
	Shares	Value
COMMON STOCKS - 126.6%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	4,300	$ 75,895
Hotels, Restaurants & Leisure - 2.0%
P.F. Chang's China Bistro, Inc. (a)	7,000	223,370
Wyndham Worldwide Corp.	26,400	399,960
		623,330
Household Durables - 1.1%
La-Z-Boy, Inc.	26,800	226,996
Whirlpool Corp.	1,600	102,736
		329,732
Internet & Catalog Retail - 1.4%
Priceline.com, Inc. (a)	2,900	446,542
Media - 1.9%
CBS Corp. Class B	15,600	161,460
Comcast Corp. Class A	5,200	79,664
Time Warner Cable, Inc.	4,500	166,140
Virgin Media, Inc.	14,400	164,592
		571,856
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	4,100	173,430
Genesco, Inc. (a)	13,300	291,270
Jos. A. Bank Clothiers, Inc. (a)	3,500	154,035
RadioShack Corp.	5,100	77,163
		695,898
Textiles, Apparel & Luxury Goods - 5.9%
G-III Apparel Group Ltd. (a)	21,100	315,445
Hanesbrands, Inc. (a)	15,600	328,536
Phillips-Van Heusen Corp.	8,200	309,796
Polo Ralph Lauren Corp. Class A	4,400	292,072
VF Corp.	8,300	577,348
		1,823,197
TOTAL CONSUMER DISCRETIONARY		4,566,450
CONSUMER STAPLES - 12.2%
Beverages - 6.4%
Coca-Cola Enterprises, Inc.	38,000	767,980
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	363,834
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc. (a)	5,900	$ 155,996
Molson Coors Brewing Co. Class B	14,700	696,486
		1,984,296
Food Products - 2.8%
Bunge Ltd.	6,200	415,462
TreeHouse Foods, Inc. (a)	4,100	151,905
Tyson Foods, Inc. Class A	25,700	308,143
		875,510
Household Products - 1.4%
Energizer Holdings, Inc. (a)	1,700	111,231
Kimberly-Clark Corp.	5,300	320,438
		431,669
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	8,600	148,350
Tobacco - 1.1%
Lorillard, Inc.	4,500	327,465
TOTAL CONSUMER STAPLES		3,767,290
ENERGY - 13.9%
Energy Equipment & Services - 5.9%
ENSCO International, Inc.	4,100	151,290
National Oilwell Varco, Inc. (a)	8,400	305,340
Noble Corp.	21,000	735,630
Transocean Ltd. (a)	8,400	637,056
		1,829,316
Oil, Gas & Consumable Fuels - 8.0%
Berry Petroleum Co. Class A	3,400	76,738
Chesapeake Energy Corp.	3,300	75,372
Chevron Corp.	19,100	1,335,855
Marathon Oil Corp.	29,100	898,317
Massey Energy Co.	2,800	75,824
		2,462,106
TOTAL ENERGY		4,291,422
FINANCIALS - 15.6%
Capital Markets - 5.0%
BlackRock, Inc. Class A	3,000	598,710
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	22,500	$ 651,600
Waddell & Reed Financial, Inc. Class A	11,500	305,095
		1,555,405
Diversified Financial Services - 3.3%
Fifth Street Finance Corp.	4,300	44,247
JPMorgan Chase & Co.	22,300	969,158
		1,013,405
Insurance - 6.8%
Endurance Specialty Holdings Ltd.	9,000	310,230
Genworth Financial, Inc. Class A	19,700	208,032
Lincoln National Corp.	6,700	169,108
Loews Corp.	2,400	81,960
MetLife, Inc.	8,700	328,512
The Travelers Companies, Inc.	19,700	993,274
		2,091,116
Real Estate Investment Trusts - 0.0%
ProLogis Trust	600	6,672
Real Estate Management & Development - 0.5%
Forestar Group, Inc. (a)	11,800	170,392
TOTAL FINANCIALS		4,836,990
HEALTH CARE - 18.6%
Biotechnology - 1.1%
PDL BioPharma, Inc.	38,200	345,710
Health Care Equipment & Supplies - 2.5%
Cooper Companies, Inc.	16,500	450,780
Hospira, Inc. (a)	8,200	320,538
		771,318
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	35,200	750,112
CIGNA Corp.	2,800	82,404
Community Health Systems, Inc. (a)	6,200	190,774
Health Management Associates, Inc. Class A (a)	30,300	209,373
Humana, Inc. (a)	19,400	692,580
McKesson Corp.	5,700	324,102
Tenet Healthcare Corp. (a)	75,200	350,432
		2,599,777
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	6,800	$ 307,428
Pharmaceuticals - 5.6%
Endo Pharmaceuticals Holdings, Inc. (a)	4,400	99,308
King Pharmaceuticals, Inc. (a)	64,800	672,624
Mylan, Inc. (a)	6,100	89,487
Pfizer, Inc.	38,300	639,610
Sepracor, Inc. (a)	8,800	159,720
Watson Pharmaceuticals, Inc. (a)	2,300	81,167
		1,741,916
TOTAL HEALTH CARE		5,766,149
INDUSTRIALS - 16.0%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc. (a)	2,000	154,560
Goodrich Corp.	4,100	226,156
Precision Castparts Corp.	600	54,768
		435,484
Air Freight & Logistics - 0.5%
Dynamex, Inc. (a)	9,700	159,177
Airlines - 0.5%
Allegiant Travel Co. (a)	3,900	152,841
Commercial Services & Supplies - 1.1%
R.R. Donnelley & Sons Co.	9,400	167,696
The Brink's Co.	5,900	155,465
		323,161
Electrical Equipment - 1.2%
A.O. Smith Corp.	4,000	152,200
Thomas & Betts Corp. (a)	8,300	229,827
		382,027
Industrial Conglomerates - 4.0%
Carlisle Companies, Inc.	9,600	316,704
Tyco International Ltd.	28,500	903,165
		1,219,869
Machinery - 5.5%
Crane Co.	6,900	161,943
Cummins, Inc.	3,500	158,620
Ingersoll-Rand Co. Ltd.	10,700	330,523
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	17,300	$ 748,052
Oshkosh Co.	9,200	309,120
		1,708,258
Professional Services - 0.9%
Manpower, Inc.	5,200	268,840
Road & Rail - 0.9%
Con-way, Inc.	3,400	141,984
Landstar System, Inc.	4,300	149,941
		291,925
TOTAL INDUSTRIALS		4,941,582
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 4.9%
3Com Corp. (a)	15,000	65,250
ADC Telecommunications, Inc. (a)	14,538	123,718
CommScope, Inc. (a)	3,100	83,576
Plantronics, Inc.	3,300	78,837
Starent Networks Corp. (a)	13,800	279,312
Tellabs, Inc. (a)	140,400	890,136
		1,520,829
Computers & Peripherals - 7.8%
Hewlett-Packard Co.	22,500	1,010,025
Seagate Technology	29,900	414,115
Western Digital Corp. (a)	28,700	983,836
		2,407,976
Electronic Equipment & Components - 2.8%
Flextronics International Ltd. (a)	38,000	225,340
Ingram Micro, Inc. Class A (a)	8,900	149,164
Jabil Circuit, Inc.	21,000	229,950
SYNNEX Corp. (a)	2,700	80,055
Tyco Electronics Ltd.	7,100	162,022
		846,531
IT Services - 3.2%
Fidelity National Information Services, Inc.	24,700	606,632
Metavante Technologies, Inc. (a)	11,800	371,818
		978,450
Semiconductors & Semiconductor Equipment - 0.3%
Fairchild Semiconductor International, Inc. (a)	10,000	100,600
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.3%
Quest Software, Inc. (a)	16,500	$ 272,085
Sybase, Inc. (a)	9,100	317,135
Synopsys, Inc. (a)	20,600	437,338
		1,026,558
TOTAL INFORMATION TECHNOLOGY		6,880,944
MATERIALS - 3.3%
Chemicals - 1.6%
Terra Industries, Inc.	16,500	513,315
Containers & Packaging - 1.7%
Ball Corp.	3,500	169,610
Crown Holdings, Inc. (a)	6,500	161,395
Owens-Illinois, Inc. (a)	5,600	190,064
		521,069
TOTAL MATERIALS		1,034,384
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
Qwest Communications International, Inc.	75,200	269,968
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	87,600	320,616
TOTAL TELECOMMUNICATION SERVICES		590,584
UTILITIES - 8.0%
Gas Utilities - 0.3%
Energen Corp.	2,000	83,980
Independent Power Producers & Energy Traders - 4.7%
AES Corp.	33,700	460,679
Constellation Energy Group, Inc.	10,700	338,655
NRG Energy, Inc. (a)	24,900	668,565
		1,467,899
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
UTILITIES - continued
Multi-Utilities - 3.0%
CMS Energy Corp.	34,900	$ 468,009
Sempra Energy	9,100	456,547
		924,556
TOTAL UTILITIES		2,476,435
TOTAL COMMON STOCKS (Cost $35,786,770)		39,152,230
TOTAL LONG STOCK POSITIONS - 126.6% (Cost $35,786,770)		39,152,230
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 9/24/09 (b) (Cost $24,998)	$ 25,000	24,998
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.33% (c) (Cost $97,037)	97,037	97,037
TOTAL INVESTMENT PORTFOLIO - 127.0% (Cost $35,908,805)		39,274,265
TOTAL SECURITIES SOLD SHORT - (26.9)% (Proceeds $7,519,794)		(8,309,588)
NET OTHER ASSETS - (0.1)%		(36,297)
NET ASSETS - 100%		$ 30,928,380
SHORT STOCK POSITIONS - (26.9)%
Shares	Value
COMMON STOCKS - (26.9)%
CONSUMER DISCRETIONARY - (2.9)%
Hotels, Restaurants & Leisure - (0.8)%
Morgans Hotel Group Co.	(51,800)	$ (255,374)
Textiles, Apparel & Luxury Goods - (2.1)%
K-Swiss, Inc. Class A	(30,800)	(296,912)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(35,000)	(351,750)
		(648,662)
TOTAL CONSUMER DISCRETIONARY	(904,036)
FINANCIALS - (2.1)%
Real Estate Investment Trusts - (1.1)%
Boston Properties, Inc.	(5,300)	(321,074)
Real Estate Management & Development - (1.0)%
The St. Joe Co.	(9,500)	(311,600)
TOTAL FINANCIALS		(632,674)
HEALTH CARE - (5.4)%
Biotechnology - (0.8)%
Arena Pharmaceuticals, Inc.	(50,000)	(232,500)
Health Care Equipment & Supplies - (2.3)%
Becton, Dickinson & Co.	(2,400)	(167,088)
Gen-Probe, Inc.	(7,100)	(273,705)
Masimo Corp.	(10,500)	(263,760)
		(704,553)
Health Care Providers & Services - (0.5)%
Cardinal Health, Inc.	(4,500)	(155,610)
Health Care Technology - (0.8)%
Eclipsys Corp.	(15,000)	(251,400)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - (1.0)%
Covance, Inc.	(3,200)	$ (169,920)
Pharmaceutical Product Development, Inc.	(7,500)	(150,825)
		(320,745)
TOTAL HEALTH CARE		(1,664,808)
INDUSTRIALS - (6.5)%
Airlines - (2.7)%
Continental Airlines, Inc. Class B	(21,900)	(290,613)
Delta Air Lines, Inc.	(36,400)	(262,808)
Southwest Airlines Co.	(34,200)	(279,756)
		(833,177)
Machinery - (3.0)%
Cascade Corp.	(12,400)	(315,952)
Kaydon Corp.	(9,600)	(320,448)
RBC Bearings, Inc.	(14,000)	(308,000)
		(944,400)
Trading Companies & Distributors - (0.8)%
Applied Industrial Technologies, Inc.	(12,000)	(247,560)
TOTAL INDUSTRIALS		(2,025,137)
INFORMATION TECHNOLOGY - (3.6)%
Electronic Equipment & Components - (1.9)%
Cogent, Inc.	(29,300)	(307,650)
FARO Technologies, Inc.	(15,900)	(270,459)
		(578,109)
Internet Software & Services - (0.9)%
comScore, Inc.	(20,000)	(278,200)
IT Services - (0.8)%
Paychex, Inc.	(9,200)	(260,268)
TOTAL INFORMATION TECHNOLOGY		(1,116,577)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
MATERIALS - (0.6)%
Chemicals - (0.6)%
Monsanto Co.	(2,100)	$ (176,148)
TELECOMMUNICATION SERVICES - (1.4)%
Wireless Telecommunication Services - (1.4)%
Leap Wireless International, Inc.	(9,600)	(158,304)
MetroPCS Communications, Inc.	(35,400)	(281,784)
		(440,088)
UTILITIES - (4.4)%
Electric Utilities - (3.0)%
Allete, Inc.	(9,000)	(304,290)
Duke Energy Corp.	(12,500)	(193,625)
Pepco Holdings, Inc.	(18,500)	(265,105)
Southern Co.	(4,900)	(152,880)
		(915,900)
Independent Power Producers & Energy Traders - (0.9)%
Dynegy, Inc. Class A	(146,400)	(278,160)
Multi-Utilities - (0.5)%
SCANA Corp.	(4,500)	(156,060)
TOTAL UTILITIES		(1,350,120)
TOTAL SHORT STOCK POSITIONS - (26.9)% (Proceeds $7,519,794)		$ (8,309,588)
Futures Contracts
Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 152,956	$ (1,264)

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,998.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Securities are pledged with broker as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,202
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,566,450	$ 4,566,450	$ -	$ -
Consumer Staples	3,767,290	3,767,290	-	-
Energy	4,291,422	4,291,422	-	-
Financials	4,836,990	4,836,990	-	-
Health Care	5,766,149	5,766,149	-	-
Industrials	4,941,582	4,941,582	-	-
Information Technology	6,880,944	6,880,944	-	-
Materials	1,034,384	1,034,384	-	-
Telecommunication Services	590,584	590,584	-	-
Utilities	2,476,435	2,476,435	-	-
Money Market Funds	97,037	97,037	-	-
Short Positions	(8,309,588)	(8,309,588)	-	-
U.S. Government and Government Agency Obligations	24,998	-	24,998	-
Total Investments in Securities:	$ 30,964,677	$ 30,939,679	$ 24,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,264)	$ (1,264)	$ -	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $36,443,604. Net unrealized appreciation aggregated $2,830,661, of which $4,183,069 related to appreciated investment securities and $1,352,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth Company Fund
Growth Company
Class K
Class F

August 31, 2009

1.805820.105

GCF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
Johnson Controls, Inc.	3,500,000	$ 86,695
Diversified Consumer Services - 0.2%
Coinstar, Inc. (a)(d)	1,816,748	59,971
Hotels, Restaurants & Leisure - 4.0%
Buffalo Wild Wings, Inc. (a)(c)(d)	1,797,200	74,099
Las Vegas Sands Corp. (a)(c)	1,000,000	14,260
McDonald's Corp.	4,900,000	275,576
Panera Bread Co. Class A (a)(c)	1,445,000	75,443
Starbucks Corp. (a)	31,488,400	597,965
Starwood Hotels & Resorts Worldwide, Inc.	2,340,000	69,685
The Cheesecake Factory, Inc. (a)	2,490,000	45,741
Yum! Brands, Inc.	425,000	14,556
		1,167,325
Household Durables - 0.4%
Pulte Homes, Inc.	457,957	5,853
Tupperware Brands Corp.	1,990,000	73,610
Whirlpool Corp.	644,533	41,385
		120,848
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	3,496,000	283,840
Media - 1.0%
Comcast Corp. Class A	4,197,500	64,306
DreamWorks Animation SKG, Inc. Class A (a)	3,000,000	101,280
Marvel Entertainment, Inc. (a)	1,665,000	80,536
News Corp. Class A	1,330,000	14,258
The Walt Disney Co.	84,500	2,200
Time Warner, Inc.	900,650	25,137
		287,717
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	375,000	18,728
Kohl's Corp. (a)	1,340,000	69,131
Nordstrom, Inc. (c)	2,700,000	75,708
Target Corp.	5,995,000	281,765
		445,332
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	1,850,000	67,488
Best Buy Co., Inc.	1,992,500	72,288
CarMax, Inc. (a)	1,550,000	26,831
Gamestop Corp. Class A (a)	340,000	8,092
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	1,485,000	$ 40,526
Lowe's Companies, Inc.	3,745,800	80,535
Lumber Liquidators, Inc. (a)	1,003,552	22,078
Staples, Inc.	4,425,602	95,637
Tiffany & Co., Inc.	575,000	20,919
Urban Outfitters, Inc. (a)	1,015,000	28,856
		463,250
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	187,200	5,296
Lululemon Athletica, Inc. (a)(c)(d)	6,644,425	133,287
NIKE, Inc. Class B	1,454,000	80,537
		219,120
TOTAL CONSUMER DISCRETIONARY		3,134,098
CONSUMER STAPLES - 11.5%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc. (a)	6,085,000	160,887
PepsiCo, Inc.	4,641,640	263,042
The Coca-Cola Co.	7,067,500	344,682
		768,611
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	2,025,800	103,275
CVS Caremark Corp.	3,012,780	113,040
Kroger Co.	390,000	8,420
Sysco Corp.	1,148,200	29,268
Wal-Mart Stores, Inc.	8,560,300	435,462
Walgreen Co.	3,290,000	111,465
Whole Foods Market, Inc. (a)(c)	1,275,000	37,077
		838,007
Food Products - 2.6%
Archer Daniels Midland Co.	1,700,000	49,011
Cadbury PLC	6,400,000	60,537
Campbell Soup Co.	920,000	28,851
Cosan Ltd. Class A (a)	8,683,455	70,944
General Mills, Inc.	682,800	40,784
Green Mountain Coffee Roasters, Inc. (a)(c)(d)	3,719,326	223,866
Hershey Co.	685,000	26,873
Kellogg Co.	1,230,000	57,921
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)(c)	5,825,000	$ 71,473
Tyson Foods, Inc. Class A	10,780,000	129,252
		759,512
Household Products - 1.0%
Clorox Co.	570,000	33,681
Colgate-Palmolive Co.	1,395,000	101,417
Procter & Gamble Co.	3,079,483	166,631
		301,729
Personal Products - 0.8%
Avon Products, Inc.	6,020,000	191,857
Mead Johnson Nutrition Co. Class A	751,800	29,816
		221,673
Tobacco - 1.6%
Altria Group, Inc.	5,780,380	105,665
Philip Morris International, Inc.	8,080,380	369,354
		475,019
TOTAL CONSUMER STAPLES		3,364,551
ENERGY - 6.5%
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc. (c)	627,900	56,147
FMC Technologies, Inc. (a)	925,000	44,123
Schlumberger Ltd.	2,789,000	156,742
Weatherford International Ltd. (a)	2,510,480	50,084
		307,096
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	1,255,000	66,352
Apache Corp.	630,000	53,519
Cameco Corp.	800,000	21,290
Chesapeake Energy Corp.	15,000,000	342,600
Devon Energy Corp.	465,000	28,542
EnCana Corp.	235,000	12,250
Exxon Mobil Corp.	1,515,000	104,762
Noble Energy, Inc.	850,000	51,391
Peabody Energy Corp.	995,000	32,517
Petrohawk Energy Corp. (a)	4,501,100	96,909
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,420,000	135,569
Range Resources Corp.	3,448,689	166,813
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc. (a)	8,664,000	$ 105,701
Southwestern Energy Co. (a)	10,482,461	386,384
		1,604,599
TOTAL ENERGY		1,911,695
FINANCIALS - 6.2%
Capital Markets - 1.2%
Charles Schwab Corp.	4,739,975	85,604
Franklin Resources, Inc.	520,000	48,532
Goldman Sachs Group, Inc.	190,000	31,437
Jefferies Group, Inc. (a)	380,000	8,991
Knight Capital Group, Inc. Class A (a)	1,695,000	34,103
Morgan Stanley	2,300,000	66,608
Northern Trust Corp.	745,000	43,553
The Blackstone Group LP	1,700,000	21,913
		340,741
Commercial Banks - 1.9%
HDFC Bank Ltd. sponsored ADR (c)	530,000	52,210
PNC Financial Services Group, Inc.	700,000	29,813
PrivateBancorp, Inc. (c)(d)	2,385,000	57,502
Signature Bank, New York (a)	2,019,284	61,305
TCF Financial Corp. (c)	1,900,000	26,144
U.S. Bancorp, Delaware	6,570,000	148,613
Wells Fargo & Co.	6,427,300	176,879
		552,466
Consumer Finance - 1.5%
American Express Co.	2,392,548	80,916
Discover Financial Services	25,918,800	356,384
		437,300
Diversified Financial Services - 1.6%
Bank of America Corp.	4,500,000	79,155
BM&F BOVESPA SA	28,929,772	178,615
CME Group, Inc.	20,000	5,821
JPMorgan Chase & Co.	5,075,000	220,560
		484,151
TOTAL FINANCIALS		1,814,658
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.5%
Biotechnology - 10.1%
Acadia Pharmaceuticals, Inc. (a)(d)	2,939,844	$ 17,169
Acorda Therapeutics, Inc. (a)(d)	3,484,906	78,829
Affymax, Inc. (a)(d)	1,255,000	28,589
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	335,708
Alkermes, Inc. (a)(d)	10,182,261	92,149
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,157,510	92,796
Amgen, Inc. (a)	1,975,000	117,987
Amylin Pharmaceuticals, Inc. (a)(c)(d)	13,845,092	174,448
Array Biopharma, Inc. (a)(d)	4,758,770	19,606
Biogen Idec, Inc. (a)	1,199,164	60,210
Celera Corp. (a)(d)	9,289,848	60,756
Celgene Corp. (a)	4,146,744	216,336
Cepheid, Inc. (a)(d)	5,793,275	69,461
Crucell NV sponsored ADR (a)	2,055,000	45,128
Dendreon Corp. (a)(c)(d)	8,355,581	195,270
Genzyme Corp. (a)	520,000	28,969
Gilead Sciences, Inc. (a)	1,700,000	76,602
Human Genome Sciences, Inc. (a)(c)(d)	11,155,948	220,665
ImmunoGen, Inc. (a)(d)	3,876,709	28,261
Immunomedics, Inc. (a)(c)(d)	7,513,700	41,400
InterMune, Inc. (c)(d)	4,283,017	65,016
Isis Pharmaceuticals, Inc. (a)(d)	9,812,981	158,382
Micromet, Inc. (a)	2,820,725	17,883
Myriad Genetics, Inc. (a)	2,743,496	83,869
Myriad Pharmaceuticals, Inc. (a)(d)	1,762,823	7,933
ONYX Pharmaceuticals, Inc. (a)	1,000,000	32,070
OREXIGEN Therapeutics, Inc. (a)(c)	2,357	19
Pharmasset, Inc. (a)(d)	2,020,436	37,297
Regeneron Pharmaceuticals, Inc. (a)	1,538,948	34,980
Rigel Pharmaceuticals, Inc. (a)(d)	3,658,256	25,791
Seattle Genetics, Inc. (a)(d)	9,166,667	112,292
Transition Therapeutics, Inc. (a)(d)	2,332,446	12,380
Trubion Pharmaceuticals, Inc. (a)(c)(d)	1,545,000	9,656
Vertex Pharmaceuticals, Inc. (a)(d)	9,908,067	370,661
		2,968,568
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	40,000	5,179
Baxter International, Inc.	2,755,000	156,815
Edwards Lifesciences Corp. (a)	450,000	27,846
Insulet Corp. (a)(c)(d)	2,416,400	22,255
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	1,729,964	$ 66,258
NuVasive, Inc. (a)	365,424	14,643
St. Jude Medical, Inc. (a)	834,200	32,150
Thoratec Corp. (a)(d)	5,082,265	133,359
		458,505
Health Care Providers & Services - 1.2%
Aetna, Inc.	550,000	15,675
Cardinal Health, Inc.	1,235,000	42,706
CIGNA Corp.	550,000	16,187
McKesson Corp.	1,885,000	107,181
Medco Health Solutions, Inc. (a)	1,412,720	78,010
UnitedHealth Group, Inc.	3,621,400	101,399
		361,158
Health Care Technology - 0.2%
athenahealth, Inc. (a)(c)	569,485	22,910
Cerner Corp. (a)(c)	510,000	31,472
		54,382
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	2,215,000	22,482
Exelixis, Inc. (a)(d)	10,555,134	60,059
Illumina, Inc. (a)	3,278,130	115,620
Life Technologies Corp. (a)	975,000	43,417
		241,578
Pharmaceuticals - 4.6%
Abbott Laboratories	2,111,500	95,503
Allergan, Inc.	1,425,000	79,686
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	4,182,311	120,409
Bristol-Myers Squibb Co.	2,489,700	55,097
Concert Pharmaceuticals, Inc. (a)(f)	186,198	151
Elan Corp. PLC sponsored ADR (a)	47,599,212	344,142
Eli Lilly & Co.	155,000	5,186
Johnson & Johnson	4,663,300	281,850
MAP Pharmaceuticals, Inc. (a)(c)(d)	2,440,914	21,578
Merck & Co., Inc.	1,300,100	42,162
Schering-Plough Corp.	1,587,600	44,739
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)(d)	7,355,129	$ 133,496
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	106,090
		1,330,089
TOTAL HEALTH CARE		5,414,280
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	1,405,000	51,648
Lockheed Martin Corp.	1,140,100	85,485
Raytheon Co.	665,000	31,375
The Boeing Co.	520,000	25,828
		194,336
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	3,419,000	182,780
Airlines - 0.9%
Delta Air Lines, Inc. (a)	2,309,146	16,672
JetBlue Airways Corp. (a)(d)	29,354,243	170,548
Ryanair Holdings PLC sponsored ADR (a)	20,000	548
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	28,897
Southwest Airlines Co.	6,058,515	49,559
		266,224
Commercial Services & Supplies - 0.0%
Cintas Corp.	320,000	8,781
Construction & Engineering - 0.3%
Fluor Corp.	1,435,000	75,912
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	705,000	22,779
First Solar, Inc. (a)(c)	512,090	62,260
SunPower Corp. Class A (a)(c)	1,431,400	36,286
		121,325
Industrial Conglomerates - 0.9%
3M Co.	3,220,000	232,162
General Electric Co.	1,000,000	13,900
McDermott International, Inc. (a)	875,000	20,790
		266,852
Machinery - 1.2%
Caterpillar, Inc.	4,260,000	193,021
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	1,655,000	$ 75,005
Danaher Corp.	985,000	59,799
Deere & Co.	655,000	28,558
		356,383
Professional Services - 0.1%
Manpower, Inc.	900,000	46,530
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	1,015,000	84,265
CSX Corp.	2,015,000	85,638
Hertz Global Holdings, Inc. (a)(c)	6,300,000	62,496
Norfolk Southern Corp.	1,065,000	48,852
Union Pacific Corp.	1,560,000	93,304
		374,555
TOTAL INDUSTRIALS		1,893,678
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 4.8%
Cisco Systems, Inc. (a)	17,577,600	379,676
Infinera Corp. (a)(c)(d)	9,430,000	66,010
Juniper Networks, Inc. (a)	1,410,000	32,529
Motorola, Inc.	8,150,000	58,517
Palm, Inc. (a)(c)(d)	14,018,195	186,863
QUALCOMM, Inc.	13,873,400	644,003
Research In Motion Ltd. (a)	52,800	3,858
Riverbed Technology, Inc. (a)	1,275,000	24,582
		1,396,038
Computers & Peripherals - 6.5%
Apple, Inc. (a)	6,425,959	1,080,898
Hewlett-Packard Co.	7,835,000	351,713
International Business Machines Corp.	2,939,800	347,043
NetApp, Inc. (a)	2,727,208	62,044
SanDisk Corp. (a)	105,000	1,859
Synaptics, Inc. (a)(c)(d)	2,902,623	74,830
		1,918,387
Electronic Equipment & Components - 0.4%
Corning, Inc.	4,708,000	70,997
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Trimble Navigation Ltd. (a)	140,000	$ 3,564
Universal Display Corp. (a)(c)(d)	3,595,445	39,190
		113,751
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	445,000	7,850
eBay, Inc. (a)	7,217,200	159,789
Google, Inc. Class A (a)	2,337,448	1,079,130
Internet Capital Group, Inc. (a)(d)	3,850,000	25,564
Mercadolibre, Inc. (a)(c)	975,000	30,683
OpenTable, Inc.	293,800	8,118
VeriSign, Inc. (a)	1,290,000	27,335
VistaPrint Ltd. (a)(c)(d)	2,655,000	110,023
Yahoo!, Inc. (a)	6,186,340	90,382
		1,538,874
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	60,507
MasterCard, Inc. Class A	415,000	84,091
The Western Union Co.	1,360,000	24,534
Total System Services, Inc.	2,890,659	44,111
VeriFone Holdings, Inc. (a)(d)	8,445,500	97,461
Visa, Inc. Class A	7,719,100	548,828
		859,532
Semiconductors & Semiconductor Equipment - 7.3%
Applied Materials, Inc.	5,725,400	75,461
ASML Holding NV (NY Shares)	648,888	17,825
Atheros Communications, Inc. (a)(d)	6,173,701	170,641
Atheros Communications, Inc. (a)(d)(f)	1,741,486	48,135
Broadcom Corp. Class A (a)	3,745,000	106,545
Cree, Inc. (a)(c)(d)	8,966,131	330,312
Cypress Semiconductor Corp. (a)(d)	15,976,000	161,677
FEI Co. (a)(c)	1,763,100	41,715
Intel Corp.	18,600,800	377,968
International Rectifier Corp. (a)(d)	4,210,000	79,022
KLA-Tencor Corp.	510,000	15,912
Linear Technology Corp.	625,800	16,628
Marvell Technology Group Ltd. (a)	2,718,310	41,454
Mellanox Technologies Ltd. (a)(d)	3,023,300	41,268
NVIDIA Corp. (a)	12,255,000	177,943
Power Integrations, Inc. (d)	2,961,308	96,983
Rambus, Inc. (a)(c)(d)	9,083,000	173,485
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	$ 25,234
Samsung Electronics Co. Ltd.	50,000	30,865
Silicon Laboratories, Inc. (a)	300,000	13,512
Texas Instruments, Inc.	2,236,000	54,983
Volterra Semiconductor Corp. (a)(d)	1,588,477	28,132
		2,125,700
Software - 8.5%
Activision Blizzard, Inc. (a)	2,550,000	29,606
Adobe Systems, Inc. (a)	843,236	26,494
ArcSight, Inc. (a)(d)	3,151,019	60,972
Citrix Systems, Inc. (a)	1,771,377	63,203
Electronic Arts, Inc. (a)	560,000	10,203
Microsoft Corp.	27,320,000	673,438
Nintendo Co. Ltd.	99,402	26,937
Oracle Corp.	7,795,000	170,477
Red Hat, Inc. (a)(d)	18,247,391	418,960
Salesforce.com, Inc. (a)(d)	12,199,994	632,814
Solera Holdings, Inc.	500,000	13,170
SuccessFactors, Inc. (a)(d)	5,667,919	67,278
Sybase, Inc. (a)(d)	4,357,028	151,842
TiVo, Inc. (a)(d)	10,513,329	103,136
VMware, Inc. Class A (a)	1,652,533	58,549
		2,507,079
TOTAL INFORMATION TECHNOLOGY		10,459,361
MATERIALS - 3.3%
Chemicals - 1.8%
Dow Chemical Co.	3,250,000	69,193
Minerals Technologies, Inc. (d)	1,927,580	86,433
Monsanto Co.	2,744,978	230,249
OM Group, Inc. (a)(d)	2,360,000	64,216
Potash Corp. of Saskatchewan, Inc.	226,200	20,082
PPG Industries, Inc.	475,000	26,315
The Mosaic Co.	870,000	42,169
		538,657
Metals & Mining - 1.5%
Alcoa, Inc.	5,650,000	68,083
Barrick Gold Corp.	2,479,000	85,562
Brush Engineered Materials, Inc. (a)(d)	1,200,000	26,616
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	1,025,000	$ 64,555
Nucor Corp.	3,350,000	149,209
Vale SA sponsored ADR	1,436,000	27,586
		421,611
TOTAL MATERIALS		960,268
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (a)	275,000	2,189
Sprint Nextel Corp. (a)	62,250,000	227,835
		230,024
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	565,000	28,261
Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc. (c)	1,191,996	42,983
TOTAL UTILITIES		71,244
TOTAL COMMON STOCKS (Cost $27,878,987)		29,253,857
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (f)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	3,205
		7,491
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(f)	4,000,000	7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		14,651
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (e)	36,021,390	$ 36,021
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	837,806,610	837,807
TOTAL MONEY MARKET FUNDS (Cost $873,828)		873,828
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $28,787,815)		30,142,336
NET OTHER ASSETS - (2.7)%		(805,122)
NET ASSETS - 100%		$ 29,337,214
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,937,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 297
Fidelity Securities Lending Cash Central Fund	9,343
Total	$ 9,640
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 4,747	$ -	$ 772	$ -	$ 17,169
Acorda Therapeutics, Inc.	55,053	9,610	-	-	78,829
Affymax, Inc.	14,621	-	-	-	28,589
Alexion Pharmaceuticals, Inc.	261,486	22,348	32,741	-	335,708
Alkermes, Inc.	75,145	-	-	-	92,149
Alnylam Pharmaceuticals, Inc.	70,461	6,611	-	-	92,796
Amylin Pharmaceuticals, Inc.	101,692	1,597	-	-	174,448
ArcSight, Inc.	-	48,078	8	-	60,972
Array Biopharma, Inc.	17,967	23	-	-	19,606
Atheros Communications, Inc.	87,347	3,462	-	-	170,641
Atheros Communications, Inc. (restricted)	25,426	-	-	-	48,135
Auxilium Pharmaceuticals, Inc.	87,881	4,497	-	-	120,409
Brush Engineered Materials, Inc.	-	17,382	-	-	26,616
Buffalo Wild Wings, Inc.	40,919	511	-	-	74,099
Celera Corp.	93,308	-	1,955	-	60,756
Cepheid, Inc.	38,542	26,438	-	-	69,461
Coinstar, Inc.	46,247	22,492	35,853	-	59,971
Cree, Inc.	142,382	-	-	-	330,312
CV Therapeutics, Inc.	55,185	5,181	126,186	-	-
Cypress Semiconductor Corp.	59,590	-	-	-	161,677
Dendreon Corp.	-	206,926	-	-	195,270
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exelixis, Inc.	$ 32,615	$ -	$ -	$ -	$ 60,059
Gen-Probe, Inc.	116,058	-	131,657	-	-
Green Mountain Coffee Roasters, Inc.	-	140,727	-	-	223,866
GTx, Inc.	37,462	-	24,568	-	-
Human Genome Sciences, Inc.	15,352	83,162	5,248	-	220,665
Illumina, Inc.	215,767	-	217,228	-	-
ImmunoGen, Inc.	-	30,585	-	-	28,261
Immunomedics, Inc.	10,863	9,523	-	-	41,400
Infinera Corp.	89,582	1,986	-	-	66,010
Insulet Corp.	6,315	8,540	-	-	22,255
InterMune, Inc.	45,007	6,010	-	-	65,016
International Rectifier Corp.	28,699	26,175	-	-	79,022
Internet Capital Group, Inc.	14,168	-	-	-	25,564
Isis Pharmaceuticals, Inc.	111,261	1,482	-	-	158,382
JetBlue Airways Corp.	140,604	11,613	-	-	170,548
Lululemon Athletica, Inc.	54,299	8,259	-	-	133,287
MAP Pharmaceuticals, Inc.	4,255	14,604	137	-	21,578
Mellanox Technologies Ltd.	22,372	-	-	-	41,268
Minerals Technologies, Inc.	90,500	-	-	289	86,433
Myriad Pharmaceuticals, Inc.	-	7,083	-	-	7,933
NuVasive, Inc.	60,788	12,059	50,873	-	-
OM Group, Inc.	46,563	-	-	-	64,216
OREXIGEN Therapeutics, Inc.	19,029	602	9,788	-	-
Palm, Inc.	26,220	23,627	-	-	186,863
Pharmasset, Inc.	28,823	4,552	1,734	-	37,297
Power Integrations, Inc.	54,192	-	-	222	96,983
PrivateBancorp, Inc.	-	50,098	-	20	57,502
Rambus, Inc.	108,595	32,055	27,477	-	173,485
Red Hat, Inc.	166,476	4,563	-	-	418,960
Regeneron Pharmaceuticals, Inc.	87,951	-	63,151	-	-
Rigel Pharmaceuticals, Inc.	27,063	82	-	-	25,791
Rubicon Technology, Inc.	9,401	-	-	-	25,234
Salesforce.com, Inc.	346,302	2,788	-	-	632,814
Seattle Genetics, Inc.	68,972	12,472	-	-	112,292
Sepracor, Inc.	131,361	-	56,933	-	133,496
Signature Bank, New York	70,009	5,200	15,688	-	-
Sonus Networks, Inc.	29,660	-	30,583	-	-
SuccessFactors, Inc.	34,586	789	-	-	67,278
Sunesis Pharmaceuticals, Inc.	1,988	-	977	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sybase, Inc.	$ -	$ 142,375	$ -	$ -	$ 151,842
Synaptics, Inc.	101,669	-	44,066	-	74,830
Thoratec Corp.	136,723	4,226	14,137	-	133,359
TiVo, Inc.	51,298	3,265	-	-	103,136
Transition Therapeutics, Inc.	5,850	-	-	-	12,380
Trubion Pharmaceuticals, Inc.	2,361	-	341	-	9,656
Universal Display Corp.	26,211	-	-	-	39,190
VeriFone Holdings, Inc.	19,769	20,216	-	-	97,461
Vertex Pharmaceuticals, Inc.	335,606	35,485	141,128	-	370,661
VistaPrint Ltd.	-	103,974	-	-	110,023
Volterra Semiconductor Corp.	9,911	4,389	-	-	28,132
Total	$ 4,320,555	$ 1,187,722	$ 1,033,229	$ 531	$ 6,832,041
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,134,098	$ 3,134,098	$ -	$ -
Consumer Staples	3,364,551	3,364,551	-	-
Energy	1,911,695	1,911,695	-	-
Financials	1,814,658	1,814,658	-	-
Health Care	5,428,931	5,414,129	-	14,802
Industrials	1,893,678	1,864,781	28,897	-
Information Technology	10,459,361	10,432,424	26,937	-
Materials	960,268	960,268	-	-
Telecommunication Services	230,024	230,024	-	-
Utilities	71,244	71,244	-	-
Money Market Funds	873,828	873,828	-	-
Total Investments in Securities	$ 30,142,336	$ 30,071,700	$ 55,834	$ 14,802
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 40,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(25,990)
Cost of Purchases	151
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 14,802
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (25,990)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $29,092,513,000. Net unrealized appreciation aggregated $1,049,823,000, of which $5,078,510,000 related to appreciated investment securities and $4,028,687,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth Strategies Fund -
Growth Strategies
Class K

(formerly known as Fidelity Aggressive Growth Fund -
Aggressive Growth
Class K)

August 31, 2009

1.805759.105

FEG-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.6%
Johnson Controls, Inc.	1,204,800	$ 29,843
Automobiles - 1.0%
Ford Motor Co. (a)	2,584,250	19,640
Hotels, Restaurants & Leisure - 4.0%
Starbucks Corp. (a)	2,049,648	38,923
Starwood Hotels & Resorts Worldwide, Inc.	1,268,000	37,761
		76,684
Household Durables - 1.8%
Black & Decker Corp.	217,100	9,578
Harman International Industries, Inc.	829,263	24,870
		34,448
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	219,500	17,821
Specialty Retail - 4.9%
Ross Stores, Inc.	412,369	19,233
TJX Companies, Inc.	1,069,413	38,445
Urban Outfitters, Inc. (a)	669,799	19,042
Zumiez, Inc. (a)(c)	1,338,726	16,921
		93,641
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	1,240,900	26,133
Polo Ralph Lauren Corp. Class A	322,025	21,376
		47,509
TOTAL CONSUMER DISCRETIONARY		319,586
CONSUMER STAPLES - 8.1%
Beverages - 2.0%
Heckmann Corp. (a)(c)(d)	9,081,300	37,778
Food Products - 6.1%
Bunge Ltd.	581,211	38,947
Corn Products International, Inc.	1,299,049	38,530
Ralcorp Holdings, Inc. (a)	608,068	38,144
		115,621
TOTAL CONSUMER STAPLES		153,399
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 2.0%
Energy Equipment & Services - 1.1%
Weatherford International Ltd. (a)	1,024,200	$ 20,433
Oil, Gas & Consumable Fuels - 0.9%
Denbury Resources, Inc. (a)	1,182,837	18,003
TOTAL ENERGY		38,436
FINANCIALS - 9.5%
Capital Markets - 3.2%
Greenhill & Co., Inc. (c)	538,467	42,647
The Blackstone Group LP	1,362,200	17,559
		60,206
Commercial Banks - 3.1%
Regions Financial Corp.	5,203,341	30,492
Zions Bancorp (c)	1,619,100	28,609
		59,101
Diversified Financial Services - 2.7%
BM&F BOVESPA SA	1,471,600	9,086
MSCI, Inc. Class A (a)	1,438,902	42,332
		51,418
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd.	1,651,315	9,323
TOTAL FINANCIALS		180,048
HEALTH CARE - 16.4%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	243,985	11,013
Alnylam Pharmaceuticals, Inc. (a)(c)	331,641	7,402
Dendreon Corp. (a)(c)	1,034,400	24,174
Human Genome Sciences, Inc. (a)	512,200	10,131
Isis Pharmaceuticals, Inc. (a)	645,083	10,412
RXi Pharmaceuticals Corp. (a)(c)(d)	894,669	2,603
Vertex Pharmaceuticals, Inc. (a)	809,887	30,298
		96,033
Health Care Equipment & Supplies - 9.2%
ArthroCare Corp. (a)(d)	2,658,403	46,788
Cyberonics, Inc. (a)(d)	1,978,673	29,759
Edwards Lifesciences Corp. (a)	343,451	21,253
Masimo Corp. (a)	729,133	18,316
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)(c)	439,219	$ 17,600
St. Jude Medical, Inc. (a)	533,870	20,575
Stryker Corp.	243,805	10,108
Wright Medical Group, Inc. (a)	634,067	10,297
		174,696
Life Sciences Tools & Services - 2.2%
AMAG Pharmaceuticals, Inc. (a)(c)	351,936	14,443
Illumina, Inc. (a)	480,772	16,957
QIAGEN NV (a)	465,091	9,558
		40,958
TOTAL HEALTH CARE		311,687
INDUSTRIALS - 14.8%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	575,729	52,553
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	346,300	19,483
Expeditors International of Washington, Inc.	609,600	19,910
		39,393
Building Products - 0.5%
Lennox International, Inc.	248,600	8,920
Construction & Engineering - 0.5%
China Railway Construction Corp. Ltd. (H Shares)	6,343,000	9,379
Electrical Equipment - 2.1%
Cooper Industries Ltd. Class A	585,200	18,873
Ocean Power Technologies, Inc. (a)(c)	332,461	1,413
Rockwell Automation, Inc.	458,700	19,197
		39,483
Machinery - 4.1%
AGCO Corp. (a)	950,900	29,706
Cummins, Inc.	644,700	29,218
Toro Co. (c)	503,500	19,098
		78,022
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,953,982	14,238
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.1%
CSX Corp.	517,100	$ 21,977
Knight Transportation, Inc.	1,121,800	18,498
		40,475
TOTAL INDUSTRIALS		282,463
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	1,644,500	37,939
Computers & Peripherals - 1.6%
Western Digital Corp. (a)	902,500	30,938
Electronic Equipment & Components - 2.1%
Avnet, Inc. (a)	780,500	20,800
BYD Co. Ltd. (H Shares) (a)	3,185,500	19,975
		40,775
Internet Software & Services - 2.0%
NetEase.com, Inc. sponsored ADR (a)(c)	428,800	18,005
Tencent Holdings Ltd.	1,409,000	20,961
		38,966
Semiconductors & Semiconductor Equipment - 9.8%
Altera Corp.	1,487,780	28,580
ASML Holding NV (NY Shares)	1,463,300	40,197
Broadcom Corp. Class A (a)	718,800	20,450
Marvell Technology Group Ltd. (a)	2,103,935	32,085
MEMC Electronic Materials, Inc. (a)	1,402,032	22,362
National Semiconductor Corp.	1,463,200	22,197
Xilinx, Inc.	878,287	19,533
		185,404
Software - 5.2%
Activision Blizzard, Inc. (a)	1,511,917	17,553
ANSYS, Inc. (a)	634,009	22,279
BMC Software, Inc. (a)	822,700	29,329
Citrix Systems, Inc. (a)	819,500	29,240
		98,401
TOTAL INFORMATION TECHNOLOGY		432,423
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 8.3%
Chemicals - 7.3%
Intrepid Potash, Inc. (a)(c)	1,677,700	$ 39,409
Rockwood Holdings, Inc. (a)	1,105,878	22,527
Terra Industries, Inc.	628,831	19,563
The Mosaic Co.	1,165,502	56,492
		137,991
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	331,600	19,640
TOTAL MATERIALS		157,631
TOTAL COMMON STOCKS (Cost $1,829,924)		1,875,673
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.33% (e)	40,301,340	40,301
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	115,531,575	115,532
TOTAL MONEY MARKET FUNDS (Cost $155,833)		155,833
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $1,985,757)		2,031,506
NET OTHER ASSETS - (6.8)%		(129,768)
NET ASSETS - 100%		$ 1,901,738
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	1,071
Total	$ 1,183
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 57,260	$ 14,463	$ 81,800	$ -	$ -
ArthroCare Corp.	34,772	-	-	-	46,788
athenahealth, Inc.	45,484	2,795	55,757	-	-
Cavium Networks, Inc.	26,841	-	24,855	-	-
Cyberonics, Inc.	37,258	18,821	27,276	-	29,759
Heckmann Corp.	32,320	17,058	-	-	37,778
Ocean Power Technologies, Inc.	6,107	-	3,033	-	-
Omniture, Inc.	54,410	11,244	67,584	-	-
RXi Pharmaceuticals Corp.	3,299	-	763	-	2,603
TranS1, Inc.	14,770	-	11,678	-	-
Ultrapetrol (Bahamas) Ltd.	11,786	-	-	-	14,238
Zumiez, Inc.	-	17,394	2,361	-	-
Total	$ 324,307	$ 81,775	$ 275,107	$ -	$ 131,166
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,996,732,000. Net unrealized appreciation aggregated $34,774,000, of which $263,757,000 related to appreciated investment securities and $228,983,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New Millennium Fund®

August 31, 2009

1.805750.105

NMF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.1%
BorgWarner, Inc.	62,300	$ 1,848
Johnson Controls, Inc.	315,500	7,815
Tenneco, Inc. (a)	217,600	3,416
TRW Automotive Holdings Corp. (a)	231,500	4,086
		17,165
Distributors - 1.6%
Li & Fung Ltd.	7,351,600	24,425
Hotels, Restaurants & Leisure - 1.6%
Greene King PLC	300,000	2,335
Punch Taverns PLC (a)	1,608,719	3,441
Red Robin Gourmet Burgers, Inc. (a)	144,268	2,781
Royal Caribbean Cruises Ltd.	367,400	7,010
Starwood Hotels & Resorts Worldwide, Inc.	150,000	4,467
Wendy's/Arby's Group, Inc.	738,500	3,722
		23,756
Household Durables - 1.2%
Newell Rubbermaid, Inc.	397,200	5,529
Toll Brothers, Inc. (a)	285,700	6,497
Whirlpool Corp.	97,900	6,286
		18,312
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	126,800	10,295
Expedia, Inc. (a)	225,600	5,200
Priceline.com, Inc. (a)(c)	31,500	4,850
		20,345
Leisure Equipment & Products - 0.8%
Brunswick Corp.	818,442	7,603
Pool Corp. (c)	172,300	4,104
		11,707
Media - 3.1%
Central European Media Enterprises Ltd. Class A (a)(c)	291,200	8,366
Discovery Communications, Inc. (a)	169,000	4,380
DISH Network Corp. Class A (a)	428,400	6,987
DreamWorks Animation SKG, Inc. Class A (a)	57,995	1,958
Martha Stewart Living Omnimedia, Inc. Class A (a)	26,045	187
The DIRECTV Group, Inc. (a)(c)	380,600	9,424
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	410,100	$ 10,679
Viacom, Inc. Class B (non-vtg.) (a)	187,100	4,685
		46,666
Multiline Retail - 0.7%
Target Corp.	242,900	11,416
Specialty Retail - 3.2%
Home Depot, Inc.	436,000	11,898
Lowe's Companies, Inc.	596,700	12,829
MarineMax, Inc. (a)	489,202	3,449
Ross Stores, Inc.	80,400	3,750
Sally Beauty Holdings, Inc. (a)	362,800	2,580
Staples, Inc.	240,800	5,204
TJX Companies, Inc.	143,600	5,162
Urban Outfitters, Inc. (a)	126,500	3,596
		48,468
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	200,000	4,212
LVMH Moet Hennessy - Louis Vuitton	42,490	4,063
Ports Design Ltd.	1,442,600	3,302
		11,577
TOTAL CONSUMER DISCRETIONARY		233,837
CONSUMER STAPLES - 6.0%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	95,100	4,506
Food & Staples Retailing - 2.6%
Diedrich Coffee, Inc. (a)(c)	95,900	2,061
Safeway, Inc.	305,000	5,810
United Natural Foods, Inc. (a)	267,200	7,220
Wal-Mart Stores, Inc.	500,000	25,435
		40,526
Food Products - 2.5%
Archer Daniels Midland Co.	100,000	2,883
Bunge Ltd.	81,900	5,488
Green Mountain Coffee Roasters, Inc. (a)(c)	380,575	22,907
Hain Celestial Group, Inc. (a)	216,100	3,458
Ralcorp Holdings, Inc. (a)	52,500	3,293
		38,029
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.4%
Energizer Holdings, Inc. (a)	86,900	$ 5,686
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	150,000	2,588
TOTAL CONSUMER STAPLES		91,335
ENERGY - 5.3%
Energy Equipment & Services - 0.2%
Weatherford International Ltd. (a)	150,000	2,993
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	108,400	3,502
Chesapeake Energy Corp.	146,200	3,339
Denbury Resources, Inc. (a)	341,900	5,204
Lukoil Oil Co. sponsored ADR	50,000	2,463
Marathon Oil Corp.	618,400	19,090
Niko Resources Ltd.	100,000	6,486
Occidental Petroleum Corp.	261,500	19,116
Petrohawk Energy Corp. (a)	247,100	5,320
Quicksilver Resources, Inc. (a)	250,000	2,705
Range Resources Corp.	73,400	3,550
SouthGobi Energy Resources Ltd. (a)	207,300	2,348
Southwestern Energy Co. (a)	104,200	3,841
		76,964
TOTAL ENERGY		79,957
FINANCIALS - 21.7%
Capital Markets - 2.0%
Charles Schwab Corp.	214,400	3,872
Credit Suisse Group sponsored ADR	120,900	6,153
Legg Mason, Inc.	120,400	3,463
Morgan Stanley	396,000	11,468
T. Rowe Price Group, Inc.	108,000	4,895
		29,851
Commercial Banks - 5.6%
Alliance Financial Corp.	50,000	1,370
BOK Financial Corp. (c)	58,100	2,628
City Holding Co.	80,700	2,569
Comerica, Inc.	157,800	4,209
Fifth Third Bancorp	400,000	4,376
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	76,183	$ 1,019
HSBC Holdings PLC sponsored ADR	86,775	4,679
KeyCorp	1,087,600	7,243
PNC Financial Services Group, Inc.	192,400	8,194
Regions Financial Corp.	1,000,000	5,860
Standard Chartered PLC (United Kingdom)	245,900	5,589
SunTrust Banks, Inc.	269,500	6,298
UMB Financial Corp.	54,200	2,170
Webster Financial Corp.	100,000	1,307
Wells Fargo & Co.	1,033,200	28,434
		85,945
Consumer Finance - 0.5%
Capital One Financial Corp.	190,200	7,093
Diversified Financial Services - 7.9%
Bank of America Corp.	1,948,400	34,272
Climate Exchange PLC (a)(c)	200,800	3,006
CME Group, Inc.	36,573	10,644
Hong Kong Exchange & Clearing Ltd.	337,900	5,886
IntercontinentalExchange, Inc. (a)	59,800	5,609
JPMorgan Chase & Co.	915,100	39,773
KKR Financial Holdings LLC	4,500,000	17,370
PHH Corp. (a)	166,000	3,529
		120,089
Insurance - 3.2%
ACE Ltd.	127,300	6,643
Arch Capital Group Ltd. (a)	53,600	3,482
Everest Re Group Ltd.	46,200	3,895
Fidelity National Financial, Inc. Class A	200,000	3,004
Hartford Financial Services Group, Inc.	150,000	3,558
IPC Holdings Ltd.	144,200	4,675
Lincoln National Corp.	218,400	5,512
MetLife, Inc.	100,000	3,776
PartnerRe Ltd.	41,100	3,038
RenaissanceRe Holdings Ltd.	100,000	5,445
The Chubb Corp.	107,400	5,304
		48,332
Thrifts & Mortgage Finance - 2.5%
Bank Mutual Corp.	268,400	2,359
First Niagara Financial Group, Inc.	163,800	2,143
MGIC Investment Corp. (c)	1,454,100	11,822
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	242,800	$ 2,513
People's United Financial, Inc.	131,800	2,117
Radian Group, Inc. (c)	1,904,723	17,466
		38,420
TOTAL FINANCIALS		329,730
HEALTH CARE - 13.1%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	99,600	4,496
Alnylam Pharmaceuticals, Inc. (a)(c)	152,500	3,404
Biogen Idec, Inc. (a)	110,000	5,523
Dendreon Corp. (a)(c)	100,000	2,337
Genomic Health, Inc. (a)(c)	177,100	3,544
GTx, Inc. (a)(c)	193,768	1,823
Isis Pharmaceuticals, Inc. (a)	234,400	3,783
Myriad Genetics, Inc. (a)	124,400	3,803
RXi Pharmaceuticals Corp. (a)(c)	465,617	1,355
		30,068
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	200,000	2,680
Covidien PLC	159,200	6,300
Gen-Probe, Inc. (a)	47,500	1,831
HeartWare International, Inc. unit (a)	15,457,877	11,241
Hologic, Inc. (a)	184,704	3,038
Meridian Bioscience, Inc.	211,295	5,092
Quidel Corp. (a)	146,700	2,265
St. Jude Medical, Inc. (a)	133,600	5,149
ThermoGenesis Corp. (a)(d)	3,357,812	2,099
Varian Medical Systems, Inc. (a)	75,000	3,230
		42,925
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	194,300	3,087
Capital Senior Living Corp. (a)	611,000	3,293
Emeritus Corp. (a)	175,208	3,159
Express Scripts, Inc. (a)	86,200	6,225
Genoptix, Inc. (a)	75,000	2,152
Henry Schein, Inc. (a)	81,200	4,302
Humana, Inc. (a)	124,700	4,452
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LHC Group, Inc. (a)	143,333	$ 3,504
Medco Health Solutions, Inc. (a)	76,900	4,246
		34,420
Health Care Technology - 0.2%
Quality Systems, Inc.	47,200	2,541
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. (a)	69,100	2,836
Bruker BioSciences Corp. (a)	425,000	4,314
Illumina, Inc. (a)	100,200	3,534
Life Technologies Corp. (a)	70,400	3,135
QIAGEN NV (a)(c)	316,700	6,508
Techne Corp.	52,000	3,207
		23,534
Pharmaceuticals - 4.3%
Cadence Pharmaceuticals, Inc. (a)(c)	388,000	4,233
Cardiome Pharma Corp. (a)	300,000	1,357
Merck & Co., Inc.	662,700	21,491
Optimer Pharmaceuticals, Inc. (a)	125,000	1,629
Pfizer, Inc.	1,415,100	23,632
Roche Holding AG (participation certificate)	28,462	4,523
Teva Pharmaceutical Industries Ltd. sponsored ADR	55,000	2,833
ViroPharma, Inc. (a)	425,600	3,405
Vivus, Inc. (a)	288,600	1,786
XenoPort, Inc. (a)	72,300	1,318
		66,207
TOTAL HEALTH CARE		199,695
INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
Precision Castparts Corp.	44,100	4,025
Raytheon Co.	127,600	6,020
Stanley, Inc. (a)	99,200	2,544
		12,589
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	92,300	5,193
Dynamex, Inc. (a)	175,000	2,872
Forward Air Corp.	182,700	4,217
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	194,616	$ 4,268
UTI Worldwide, Inc. (a)	268,000	3,444
		19,994
Building Products - 0.5%
Masco Corp.	358,900	5,197
USG Corp. (a)(c)	147,000	2,184
		7,381
Commercial Services & Supplies - 1.4%
Casella Waste Systems, Inc. Class A (a)	874,800	2,344
Clean Harbors, Inc. (a)	190,600	11,249
Healthcare Services Group, Inc.	171,700	3,036
Tetra Tech, Inc. (a)	131,700	3,890
		20,519
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	77,200	1,579
Electrical Equipment - 3.6%
AMETEK, Inc.	100,000	3,148
Ener1, Inc. (a)(c)	487,900	3,113
Evergreen Solar, Inc. (a)(c)	782,059	1,322
First Solar, Inc. (a)(c)	67,100	8,158
Gintech Energy Corp. (a)	1,864,742	2,329
JA Solar Holdings Co. Ltd. ADR (a)(c)	1,724,600	6,140
Motech Industries, Inc.	1,264,612	3,162
Q-Cells SE (a)(c)	242,000	3,699
Regal-Beloit Corp.	100,000	4,546
Renewable Energy Corp. AS (a)(c)	1,374,941	9,311
Saft Groupe SA	72,900	3,228
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	152,100	2,161
Trina Solar Ltd. ADR (a)(c)	150,000	4,007
		54,324
Machinery - 1.5%
Blount International, Inc. (a)	360,200	3,303
Briggs & Stratton Corp. (c)	225,000	3,969
Cummins, Inc.	236,100	10,700
PACCAR, Inc.	100,000	3,617
Twin Disc, Inc.	150,000	1,904
		23,493
Professional Services - 1.4%
IHS, Inc. Class A (a)	68,700	3,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Michael Page International PLC	1,085,738	$ 6,021
Monster Worldwide, Inc. (a)	399,300	6,477
Robert Half International, Inc.	207,400	5,453
		21,276
Road & Rail - 1.3%
CSX Corp.	185,800	7,897
Landstar System, Inc.	91,300	3,184
Union Pacific Corp.	147,600	8,828
		19,909
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	140,000	1,961
W.W. Grainger, Inc.	33,600	2,939
		4,900
TOTAL INDUSTRIALS		185,964
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.5%
Adtran, Inc.	229,800	5,226
Ciena Corp. (a)	260,100	3,485
Cisco Systems, Inc. (a)	1,285,400	27,765
F5 Networks, Inc. (a)	98,000	3,380
Juniper Networks, Inc. (a)	218,200	5,034
Riverbed Technology, Inc. (a)	170,700	3,291
Starent Networks Corp. (a)	106,600	2,158
Tellabs, Inc. (a)	350,000	2,219
		52,558
Computers & Peripherals - 3.8%
Apple, Inc. (a)	201,100	33,827
Hewlett-Packard Co.	476,400	21,386
NetApp, Inc. (a)	133,100	3,028
		58,241
Electronic Equipment & Components - 2.0%
Acacia Research Corp. - Acacia Technologies (a)	612,800	5,503
Arrow Electronics, Inc. (a)	156,500	4,326
BYD Co. Ltd. (H Shares) (a)	1,162,000	7,286
Corning, Inc.	512,400	7,727
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Everlight Electronics Co. Ltd.	932,077	$ 2,577
Universal Display Corp. (a)(c)	280,700	3,060
		30,479
Internet Software & Services - 1.4%
eBay, Inc. (a)	344,100	7,618
Equinix, Inc. (a)(c)	50,900	4,289
Open Text Corp. (a)	73,900	2,603
Sohu.com, Inc. (a)	30,000	1,833
Terremark Worldwide, Inc. (a)	779,900	4,110
		20,453
IT Services - 0.5%
MasterCard, Inc. Class A	30,800	6,241
NCI, Inc. Class A (a)	63,700	1,870
		8,111
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	434,300	5,724
ARM Holdings PLC sponsored ADR	729,200	4,630
ASML Holding NV (NY Shares)	288,066	7,913
Epistar Corp.	969,317	2,848
Infineon Technologies AG (a)	902,808	4,714
Lam Research Corp. (a)	128,700	3,951
MEMC Electronic Materials, Inc. (a)	797,700	12,723
National Semiconductor Corp.	213,800	3,243
Richtek Technology Corp.	591,417	4,690
Taiwan Semiconductor Manufacturing Co. Ltd.	2,099,444	3,777
Tessera Technologies, Inc. (a)	100,300	2,521
		56,734
Software - 3.3%
Adobe Systems, Inc. (a)	264,600	8,314
AsiaInfo Holdings, Inc. (a)	100,000	1,722
Autonomy Corp. PLC (a)	659,953	13,978
Citrix Systems, Inc. (a)	97,500	3,479
CommVault Systems, Inc. (a)	100,000	1,829
Nice Systems Ltd. sponsored ADR (a)	176,000	4,932
Nuance Communications, Inc. (a)	274,700	3,387
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	156,800	$ 8,133
VMware, Inc. Class A (a)	131,200	4,648
		50,422
TOTAL INFORMATION TECHNOLOGY		276,998
MATERIALS - 4.4%
Chemicals - 0.8%
Calgon Carbon Corp. (a)	153,300	2,192
Cytec Industries, Inc.	100,000	2,889
E.I. du Pont de Nemours & Co.	150,900	4,818
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	72,200	2,515
		12,414
Containers & Packaging - 0.2%
Greif, Inc. Class A	53,700	2,660
Metals & Mining - 3.2%
Agnico-Eagle Mines Ltd. (Canada)	103,600	5,943
ArcelorMittal SA (NY Shares) Class A	128,800	4,589
Barrick Gold Corp.	80,600	2,782
Freeport-McMoRan Copper & Gold, Inc.	142,100	8,949
Globe Specialty Metals, Inc. (Reg. S) (a)	150,000	1,200
Goldcorp, Inc.	86,500	3,152
Harmony Gold Mining Co. Ltd. sponsored ADR	489,700	4,603
Ivanhoe Mines Ltd. (a)	481,800	5,335
Lihir Gold Ltd. (a)	1,489,129	3,488
Newcrest Mining Ltd.	121,610	3,086
Newmont Mining Corp.	134,800	5,418
		48,545
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	100,200	3,746
TOTAL MATERIALS		67,365
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	257,000	3,598
Iliad Group SA	25,000	2,561
tw telecom, inc. (a)	429,800	4,921
		11,080
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	420,000	$ 3,663
MTN Group Ltd.	200,000	3,278
Sprint Nextel Corp. (a)	1,082,100	3,960
		10,901
TOTAL TELECOMMUNICATION SERVICES		21,981
UTILITIES - 1.5%
Electric Utilities - 0.3%
FirstEnergy Corp.	85,000	3,836
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	661,900	9,048
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	275,000	3,410
TECO Energy, Inc.	275,000	3,663
YTL Corp. Bhd	1,236,400	2,584
		9,657
TOTAL UTILITIES		22,541
TOTAL COMMON STOCKS (Cost $1,340,098)		1,509,403
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (a)(f)	419,580	2,473
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Trion World Network, Inc. 8.00% (a)(f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,001)		7,474
Money Market Funds - 5.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (e)	4,970,275	$ 4,970
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	81,904,835	81,905
TOTAL MONEY MARKET FUNDS (Cost $86,875)		86,875
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,434,974)		1,603,752
NET OTHER ASSETS - (5.4)%		(82,343)
NET ASSETS - 100%		$ 1,521,409
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 154
Fidelity Securities Lending Cash Central Fund	2,303
Total	$ 2,457
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ThermoGenesis Corp.	$ 1,310	$ -	$ -	$ -	$ 2,099
Total	$ 1,310	$ -	$ -	$ -	$ 2,099
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,837	$ 233,837	$ -	$ -
Consumer Staples	91,335	91,335	-	-
Energy	79,957	79,957	-	-
Financials	332,203	329,730	-	2,473
Health Care	199,695	199,695	-	-
Industrials	185,964	185,964	-	-
Information Technology	281,999	272,284	4,714	5,001
Materials	67,365	67,365	-	-
Telecommunication Services	21,981	21,981	-	-
Utilities	22,541	22,541	-	-
Money Market Funds	86,875	86,875	-	-
Total Investments in Securities:	$ 1,603,752	$ 1,591,564	$ 4,714	$ 7,474
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 6,650
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	824
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 7,474
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 824

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,450,798,000. Net unrealized appreciation aggregated $152,954,000, of which $294,029,000 related to appreciated investment securities and $141,075,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009